Share-based Compensation - Summary of Restricted Shares Activities (Details) - Restricted Shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of restricted shares
Unvested at beginning period, Shares	19,316	1,481	91
Granted shares	11,747	20,116	1,598
Vested, Shares	(3,012)	(738)	(81)
Forfeited, Shares	(5,513)	(1,543)	(127)
Unvested at ending period, Shares	22,538	19,316	1,481
Weighted Average Grant Date Fair Value
Unvested at beginning period, Weighted Average Grant Date Fair Value	$ 4.75	$ 22.22	$ 2.90
Granted, Weighted Average Grant Date Fair Value	2.55	4.11	22.49
Vested, Weighted Average Grant Date Fair Value	4.46	12.90	2.86
Forfeited, Weighted Average Grant Date Fair Value	3.66	9.33	24.10
Unvested at ending period, Weighted Average Grant Date Fair Value	$ 3.91	$ 4.75	$ 22.22
Weighted average remaining contractual life	8 years 9 months 21 days